REVENUES - Lease Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue [abstract]
Operating lease income	$ 7	$ 5
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual earnings receivable	33	32
1 Year
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual earnings receivable	6	5
2-5 Years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual earnings receivable	17	15
5+ Years
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted contractual earnings receivable	$ 10	$ 12